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February 19, 2020

VIA EDGAR

Jeff Long

John Grzeskiewicz

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Multi-State Municipal Series Trust – Registration Statement on Form N-14
(Securities Act File No. 333-235834)

Dear Mr. Long and Mr. Grzeskiewicz:

On behalf of BlackRock Multi-State Municipal Series Trust (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the merger of BlackRock Muni New York Intermediate Duration Fund, Inc. with and into a Massachusetts limited liability company and a wholly-owned subsidiary of BlackRock New York Municipal Opportunities Fund (the “Acquiring Fund”), a series of the Registrant, with shares of the Target Fund’s common stock being converted into newly issued Investor A shares of the Acquiring Fund (the “Merger”).

The Amendment is being filed for the purpose of responding to the comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the undersigned by telephone on January 29, 2020 and February 7, 2020, regarding the Registration Statement filed with the Commission on January 7, 2020. The Staff’s comments are summarized below in italicized text. We have discussed the Staff’s comments with representatives of the Registrant. The Registrant’s responses to the Staff’s comments are set out immediately under the restated comment. Please note that we have not independently verified information provided by the Registrant. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement and page numbers are those of the Registration Statement.

NEW YORK    WASHINGTON    HOUSTON     PALO ALTO    SAN FRANCISCO    PARIS    LONDON     FRANKFURT    BRUSSELS    MILAN    ROME

February 19, 2020

Accounting Staff Comments

Comment No. 1:	Questions and Answers. On page iv, the response to the question “Will the portfolio of the Target Fund or the Acquiring Fund be repositioned in connection with the Merger?” indicates that approximately 50% of the securities of the Target Fund are anticipated to be sold in order to fund the redemption of the Target Fund’s outstanding preferred shares and reposition the Target Fund’s portfolio prior to the Merger. If this turnover will generate capital gains or losses, please disclose the amount of such capital gains or losses as an absolute dollar amount and on a per share basis and provide the “as of” date.

Response:	The requested disclosure has been added.

Comment No. 2:	Questions and Answers. On page v, the response to the question “Will the Funds have to pay any fees or expenses in connection with the Merger?” indicates that the Target Fund will pay all of the costs associated with the Merger. Please explain supplementally the reason that the Target Fund is paying all costs of the Merger.

Response:	The Target Fund will pay all of the costs associated with the Merger because the Target Fund’s shareholders would benefit in multiple ways from the Merger, as described in the Proxy Statement/Prospectus. The Merger is not expected to materially impact shareholders of the Acquiring Fund.

Comment No. 3:	Questions and Answers. On page v, the response to the question “What happens if shareholders of the Target Fund do not approve the Merger Agreement?” indicates that the Target Board may consider other alternatives for the Target Fund if the shareholders of the Target Fund do not approve the Merger Agreement. Please provide examples of such alternatives.

Response:	The requested disclosure has been added.

Comment No. 4:	Proxy Statement/Prospectus—Synopsis—Comparison of the Funds—Purchase, Redemption and Exchange of Shares. Please provide a comparison of the Funds’ valuation procedures on page 12 if not included elsewhere in the Proxy Statement/Prospectus.

Response:	On page 26, the section entitled “Proxy Statement/Prospectus—Synopsis—Comparison of Fund Structures” provides that the Funds’ valuation procedures are identical. Accordingly, the Registrant has not added a comparison of the Funds’ valuation procedures on page 12.

February 19, 2020

Comment No. 5:	Proxy Statement/Prospectus—Synopsis—Comparative Expense Information. Please confirm that these are the current fees and expenses of each Fund.

Response:	The Registrant confirms that the fee and expense information included in the above referenced subsection are the current fees and expenses of each Fund based on the Fund’s most recently completed fiscal year.

Comment No. 6:	Proxy Statement/Prospectus—Information about the Merger—Capitalization. Please provide the capitalization tables as of a date within 30 days of filing.

Response:	The requested change has been made.

Disclosure Staff Comments

Comment No. 7:	Questions and Answers. On page iii, in the response to the question “How do the Funds’ investment objectives and principal investment strategies compare?”, please briefly describe the salient differences between the Funds’ investment objectives and principal investment strategies or bold this disclosure where it appears in the proxy statement, or both.

Response:	The Registrant has added a brief discussion of the salient differences between the Funds’ investment objectives and principal investment strategies.

Comment No. 8:	Proxy Statement/Prospectus—Synopsis—The Merger. Please revise the discussions of the Merger Sub in the Proxy Statement/Prospectus to amplify that the Merger Sub is a temporary entity and to describe when and the circumstances under which the Merger Sub will dissolve. In addition, explain supplementally in the response letter why the Merger Sub is necessary.

Response:	The requested disclosure has been added. The Merger will be effected through the Merger Sub so that the Acquiring Fund’s shareholders are not required to approve the Merger (which would be the case if the Target Fund merged directly into the Acquiring Fund), thus avoiding the costs associated with the printing and mailing of proxy materials and the solicitation and tabulation of proxies that would otherwise be required to be borne by the Acquiring Fund.

Comment No. 9:	Proxy Statement/Prospectus—Synopsis—Comparison of the Funds—Investment Adviser—Legal Proceedings. Please explain supplementally if and how the Fund’s litigation with Saba Capital Master Fund, LTD. (“Saba”) will affect the Merger.

Response:	The Registrant believes that the litigation with Saba will not have any impact on the consummation of the Merger.

Comment No. 10:	Please file an opinion of counsel regarding the legality of shares being issued in the Reorganization (“legality opinion”) with the Registration Statement.

Response:	The legality opinion is filed as an exhibit to the Pre-Effective Amendment.

February 19, 2020

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Please do not hesitate to contact me at (212) 728-8955 if you have comments or if you require additional information regarding the Reorganization.

Respectfully submitted,

/s/ Bissie K. Bonner
Bissie K. Bonner

cc:	Dean A. Caruvana, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP